Leases - Summary of Future Minimum Operating Lease Payments (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	¥ 6,746
2022	6,860
2023	6,376
2024	5,600
2025	5,600
Thereafter	44,500
Total	¥ 75,682